Impairment charges and reversals (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Impairment Loss Recognised Or Reversed [Abstract]
Summary of impairment charges and reversals
Strategic report	Governance report	Financial statements	Production, reserves and operations	Additional information

				Non-
				controlling	Net	Pre-tax	Pre-tax
		Pre-tax	Taxation	interests	amount	amount	amount
		2017	2017	2017	2017	2016	2015
	Note	US$m	US$m	US$m	US$m	US$m	US$m
Energy & Minerals – Roughrider		(357)	100	-	(257)	-	(229)
Energy & Minerals – Rössing		(267)	7	83	(177)	-	-
Energy & Minerals – Simandou		-	-	91	91	-	(2,039)
Energy & Minerals – Energy Resources of Australia		-	-	-	-	-	(260)
Copper & Diamonds – Argyle		(172)	34	-	(138)	(241)	-
Copper & Diamonds – Molybdenum Autoclave Process		-	-	-	-	-	(17)
Aluminium – Other		-	-	-	-	-	(179)
Other		-	-	-	-	(8)	(67)
Total impairment charge net of reversals		(796)	141	174	(481)	(249)	(2,791)

Allocated as:
Goodwill	12	-				-	(116)
Intangible assets	13	(357)				(1)	(1,833)
Property, plant and equipment	14	(435)				(248)	(652)
Other assets and liabilities		(4)				-	(190)
Total impairment charge net of reversals		(796)				(249)	(2,791)
Comprising:
Total impairment charge net of reversals in the financial information by business unit (page 206)					(796)	(249)	(2,791)
Taxation (including related to EAUs)					141	66	(57)
Non-controlling interests					174	-	1,046
Total impairment in the income statement					(481)	(183)	(1,802)

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